Trade receivables and other current assets - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	€ 1,425	€ 2,213
Current advances to suppliers	3,000
Clinical products
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	100
Third party services
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	200
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	500	€ 1,000
ICON Plc
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Current advances to suppliers	1,800
Imaging EndPoints
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Current advances to suppliers	€ 600